Note 14 - Income taxes (Detail) - Deferred Tax Assets and Liabilities (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Deferred tax assets
Non-capital loss carry-forwards	$ 6,031,917	$ 4,147,325	$ 2,813,049
Book and tax basis differences on assets and liabilities	773,590	824,640	632,422
Other	17,590	8,635	10,380
Ontario harmonization tax credit	427,355	361,888	431,601
Investment tax credit	2,089,238	1,351,859	740,213
Undeducted research and development expenditures	2,179,097	1,607,242	1,220,998
	11,518,787	8,301,589	5,848,663
Valuation allowances for deferred tax assets	(11,518,787)	(8,301,589)	(5,848,663)
Net deferred tax assets	$ 0	$ 0	$ 0